Income taxes - Deductible Temporary Difference, losses and Unused Tax Credits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 48.7	$ 72.7
Royalty, stream and working interests
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	25.1	48.0
Tax losses (expiry dates - 2029-2033)
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 23.6	$ 24.7